UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 5/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2009 (Unaudited)

DWS Disciplined Market Neutral Fund

	Shares	Value ($)

Long Positions 103.9%
Common Stocks 95.9%
Consumer Discretionary 17.8%
Auto Components 1.8%
TRW Automotive Holdings Corp.* (a)	181,100	1,615,412
WABCO Holdings, Inc. (a)	165,500	2,810,190

		4,425,602
Diversified Consumer Services 1.2%
Brink's Home Security Holdings, Inc.* (a)	22,700	653,760
Strayer Education, Inc. (a)	11,900	2,192,813

		2,846,573

Hotels Restaurants & Leisure 1.9%
Brinker International, Inc. (a)	41,100	735,690
Panera Bread Co. "A"* (a)	11,500	612,260
Wyndham Worldwide Corp. (a)	81,900	965,601
Yum! Brands, Inc. (a)	64,100	2,219,783

		4,533,334
Household Durables 1.7%
D.R. Horton, Inc. (a)	211,400	1,946,994
Garmin Ltd. (a)	106,700	2,227,896

		4,174,890
Media 4.3%
Comcast Corp. "A" (a)	117,700	1,620,729
DISH Network Corp. "A"* (a)	84,500	1,385,800
Interpublic Group of Companies, Inc.* (a)	165,700	868,268
Scripps Networks Interactive "A" (a)	38,200	1,059,668
Time Warner Cable, Inc. (a)	103,813	3,196,402
Time Warner, Inc. (a)	93,333	2,185,859

		10,316,726
Multiline Retail 1.3%
J.C. Penney Co., Inc. (a)	37,600	980,984
Macy's, Inc. (a)	180,000	2,102,400

		3,083,384
Specialty Retail 3.5%
AnnTaylor Stores Corp.* (a)	199,600	1,461,072
AutoNation, Inc.* (a)	40,300	639,964
Barnes & Noble, Inc. (a)	96,300	2,379,573
Foot Locker, Inc. (a)	86,300	958,793
RadioShack Corp. (a)	49,300	662,592
Ross Stores, Inc. (a)	63,300	2,478,828

		8,580,822
Textiles, Apparel & Luxury Goods 2.1%
Coach, Inc.*	71,800	1,886,186
Jones Apparel Group, Inc. (a)	238,000	2,165,800
Liz Claiborne, Inc. (a)	69,200	311,400
Phillips-Van Heusen Corp. (a)	25,700	757,379

		5,120,765
Consumer Staples 7.5%
Beverages 0.7%
Coca-Cola Enterprises, Inc. (a)	66,700	1,111,222
Hansen Natural Corp.* (a)	14,000	513,520

		1,624,742
Food & Staples Retailing 1.5%
SUPERVALU, Inc. (a)	71,200	1,181,920
Sysco Corp. (a)	12,900	309,084
Wal-Mart Stores, Inc. (a)	41,700	2,074,158

		3,565,162
Food Products 3.1%
Archer-Daniels-Midland Co. (a)	93,500	2,573,120
Bunge Ltd. (a)	48,400	3,062,268
Dean Foods Co.* (a)	107,900	2,028,520

		7,663,908
Personal Products 1.2%
Herbalife Ltd. (a)	100,200	2,926,842

Tobacco 1.0%
Lorillard, Inc. (a)	35,100	2,398,383
Energy 10.0%
Energy Equipment & Services 3.6%
Diamond Offshore Drilling, Inc. (a)	10,500	884,940
Key Energy Services, Inc.* (a)	61,500	396,675
Oil States International, Inc.* (a)	97,000	2,534,610
Rowan Companies, Inc. (a)	146,100	2,989,206
Tidewater, Inc. (a)	39,900	1,902,033

		8,707,464
Oil, Gas & Consumable Fuels 6.4%
Alpha Natural Resources, Inc.* (a)	83,900	2,311,445
Cimarex Energy Co. (a)	42,300	1,379,826
Encore Acquisition Co.* (a)	72,800	2,583,672
Mariner Energy, Inc.* (a)	134,300	1,941,978
Murphy Oil Corp. (a)	48,700	2,873,787
Overseas Shipholding Group, Inc. (a)	61,200	2,069,784
Tesoro Corp. (a)	88,400	1,497,496
W&T Offshore, Inc. (a)	86,400	881,280

		15,539,268
Financials 7.5%
Capital Markets 1.1%
BlackRock, Inc. (a)	15,900	2,536,050
Commercial Banks 2.5%
Marshall & Ilsley Corp.	240,200	1,580,516
Popular, Inc. (a)	282,500	830,550
Regions Financial Corp. (a)	367,700	1,540,663
Synovus Financial Corp. (a)	622,900	2,036,883

		5,988,612
Consumer Finance 0.3%
Discover Financial Services (a)	87,400	835,544
Diversified Financial Services 1.8%
Bank of America Corp. (a)	185,200	2,087,204
Citigroup, Inc.	627,600	2,334,672

		4,421,876
Insurance 1.8%
Allied World Assurance Co. Holdings Ltd. (a)	27,500	1,038,125
First American Corp. (a)	28,100	641,242
Hartford Financial Services Group, Inc. (a)	26,200	375,708
Old Republic International Corp. (a)	221,300	2,263,899

		4,318,974
Real Estate Investment Trusts 0.0%
Apartment Investment & Management Co. "A" (REIT)	4,407	41,646
Health Care 12.1%
Biotechnology 0.9%
Gilead Sciences, Inc.* (a)	47,500	2,047,250
Health Care Equipment & Supplies 0.9%
Beckman Coulter, Inc. (a)	19,300	1,046,060
ResMed, Inc.* (a)	29,200	1,082,444

		2,128,504

Health Care Providers & Services 7.6%
Aetna, Inc. (a)	94,400	2,528,032
AmerisourceBergen Corp. (a)	63,200	2,344,720
Community Health Systems, Inc.* (a)	94,200	2,485,938
Coventry Health Care, Inc.* (a)	159,100	2,871,755
Express Scripts, Inc.* (a)	45,500	2,914,275
LifePoint Hospitals, Inc.* (a)	21,300	580,425
Medco Health Solutions, Inc.*	49,400	2,266,966
Universal Health Services, Inc. "B" (a)	45,500	2,499,315

		18,491,426
Pharmaceuticals 2.7%
Eli Lilly & Co. (a)	68,300	2,361,131
Pfizer, Inc. (a)	167,700	2,547,363
Warner Chilcott Ltd. "A"* (a)	31,300	411,908
Watson Pharmaceuticals, Inc.* (a)	41,200	1,246,300

		6,566,702
Industrials 14.5%
Aerospace & Defense 3.0%
Lockheed Martin Corp. (a)	31,400	2,625,982
Northrop Grumman Corp. (a)	52,700	2,509,574
Raytheon Co. (a)	47,400	2,116,410

		7,251,966
Air Freight & Logistics 0.9%
United Parcel Service, Inc. "B" (a)	44,700	2,285,958
Commercial Services & Supplies 1.8%
R.R. Donnelley & Sons Co. (a)	174,700	2,354,956
The Brink's Co. (a)	79,200	2,105,928

		4,460,884
Construction & Engineering 1.6%
Fluor Corp. (a)	61,300	2,879,874
Shaw Group, Inc.* (a)	34,400	935,680

		3,815,554
Machinery 3.6%
Flowserve Corp. (a)	25,900	1,905,463
Joy Global, Inc. (a)	37,700	1,299,519
Oshkosh Corp. (a)	194,000	2,302,780
SPX Corp. (a)	7,500	344,325
Timken Co. (a)	153,600	2,597,376
Trinity Industries, Inc. (a)	22,300	339,852

		8,789,315
Marine 0.3%
Kirby Corp.* (a)	19,900	669,038
Professional Services 1.5%
Dun & Bradstreet Corp. (a)	6,800	556,172
Manpower, Inc. (a)	71,500	3,039,465

		3,595,637
Road & Rail 1.0%
Ryder System, Inc. (a)	81,600	2,299,488
Trading Companies & Distributors 0.8%
MSC Industrial Direct Co., Inc. "A" (a)	25,300	920,414
WESCO International, Inc.* (a)	36,800	983,664

		1,904,078

Information Technology 16.6%
Communications Equipment 1.0%
QUALCOMM, Inc. (a)	52,400	2,284,116
Computers & Peripherals 3.9%
Apple, Inc.*	9,800	1,330,938
NCR Corp.* (a)	191,000	2,051,340
QLogic Corp.* (a)	109,500	1,494,675
Seagate Technology (a)	143,400	1,249,014
Teradata Corp.* (a)	12,500	270,000
Western Digital Corp.* (a)	124,300	3,088,855

		9,484,822
Electronic Equipment, Instruments & Components 3.8%
Amphenol Corp. "A" (a)	22,800	761,292
Arrow Electronics, Inc.* (a)	109,700	2,653,643
Avnet, Inc.* (a)	119,800	2,756,598
Jabil Circuit, Inc. (a)	272,800	2,136,024
Vishay Intertechnology, Inc.* (a)	171,200	946,736

		9,254,293
Internet Software & Services 2.1%
Sohu.com, Inc.* (a)	37,500	2,367,750
VeriSign, Inc.* (a)	117,600	2,753,016

		5,120,766
IT Services 3.6%
Accenture Ltd. "A" (a)	36,900	1,104,417
Broadridge Financial Solutions, Inc. (a)	131,500	2,177,640
Computer Sciences Corp.* (a)	12,900	547,734
Hewitt Associates, Inc. "A"* (a)	35,000	1,015,000
Paychex, Inc. (a)	83,600	2,288,132
SAIC, Inc.* (a)	87,500	1,528,625

		8,661,548
Software 2.2%
BMC Software, Inc.* (a)	15,300	521,730
Compuware Corp.* (a)	221,600	1,690,808
Microsoft Corp. (a)	115,600	2,414,884
Symantec Corp.* (a)	47,900	746,761

		5,374,183
Materials 5.8%
Chemicals 1.9%
Ashland, Inc. (a)	125,700	3,368,760
Cytec Industries, Inc. (a)	34,400	738,912
Terra Industries, Inc. (a)	16,400	455,756

		4,563,428
Metals & Mining 2.9%
AK Steel Holding Corp. (a)	162,300	2,320,890
Cliffs Natural Resources, Inc. (a)	110,900	3,022,025
United States Steel Corp. (a)	54,600	1,860,768

		7,203,683
Paper & Forest Products 1.0%
International Paper Co. (a)	168,100	2,415,597
Telecommunication Services 2.0%
Diversified Telecommunication Services 0.9%
AT&T, Inc. (a)	86,900	2,154,251

Wireless Telecommunication Services 1.1%
United States Cellular Corp.* (a)	62,900	2,612,237
Utilities 2.1%
Gas Utilities 0.2%
UGI Corp. (a)	25,000	602,750
Independent Power Producers & Energy Traders 1.9%
AES Corp.* (a)	88,600	885,114
Mirant Corp.* (a)	134,200	2,094,862
NRG Energy, Inc.* (a)	70,500	1,586,251

		4,566,227

Total Common Stocks (Cost $192,753,395)		232,254,268
Cash Equivalents 8.0%
Cash Management QP Trust, 0.39% (b) (Cost $19,482,840)	19,482,840	19,482,840
	% of Net Assets	Value ($)

Total Long Positions (Cost $212,236,235) †	103.9	251,737,108
Other Assets and Liabilities, Net	91.5	221,522,144
Securities Sold Short	(95.4)	(231,064,304)

Net Assets	100.0	242,194,948
†

The cost for federal income tax purposes was $212,888,575. At May 31, 2009, net unrealized appreciation for all securities based on tax cost was $38,848,533. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $41,832,706 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,984,173.

	Shares	Value ($)

Common Stocks Sold Short 95.4%
Consumer Discretionary 22.2%
Auto Components 2.6%
Autoliv, Inc.	14,500	402,810
BorgWarner, Inc.	102,500	3,305,625
Goodyear Tire & Rubber Co.	217,100	2,485,795

		6,194,230
Automobiles 0.0%
Thor Industries, Inc.	4,400	88,484
Distributors 1.0%
LKQ Corp.	162,500	2,484,625
Diversified Consumer Services 0.0%
Hillenbrand, Inc.	3,400	58,344
Hotels Restaurants & Leisure 4.1%
Burger King Holdings, Inc.	25,200	417,312
Carnival Corp. (Units)	31,000	788,640
Choice Hotels International, Inc.	16,100	439,369
International Game Technology	218,300	3,789,688
Marriott International, Inc. "A"	48,700	1,137,632
Scientific Games Corp. "A"	43,500	775,605
Starwood Hotels & Resorts Worldwide, Inc.	107,400	2,628,078

		9,976,324
Household Durables 2.8%
Black & Decker Corp.	70,100	2,248,107

KB HOME	72,800	1,092,000
Lennar Corp. "A"	226,800	2,156,868
The Stanley Works	32,900	1,174,530

		6,671,505
Media 3.1%
CTC Media, Inc.	10,400	103,064
Liberty Media Corp. - Capital "A"	83,400	1,158,426
Meredith Corp.	39,200	1,056,832
News Corp. "A"	25,100	245,478
Regal Entertainment Group "A"	172,700	2,203,652
Walt Disney Co.	112,400	2,722,328

		7,489,780
Specialty Retail 6.5%
American Eagle Outfitters, Inc.	88,400	1,309,204
CarMax, Inc.	159,900	1,792,479
Dick's Sporting Goods, Inc.	64,000	1,139,200
Lowe's Companies, Inc.	89,200	1,695,692
O'Reilly Automotive, Inc.	62,900	2,267,545
Staples, Inc.	118,900	2,431,505
Tiffany & Co.	98,200	2,785,934
Urban Outfitters, Inc.	111,200	2,270,704

		15,692,263
Textiles, Apparel & Luxury Goods 2.1%
Hanesbrands, Inc.	146,600	2,477,540
NIKE, Inc. "B"	44,500	2,538,725

		5,016,265
Consumer Staples 6.7%
Beverages 1.5%
Central European Distribution Corp.	89,500	2,252,715
PepsiAmericas, Inc.	55,500	1,459,650

		3,712,365
Food & Staples Retailing 0.7%
CVS Caremark Corp.	55,700	1,659,860
Food Products 3.6%
H.J. Heinz Co.	14,900	545,042
Kellogg Co.	57,100	2,469,575
McCormick & Co., Inc.	78,200	2,386,664
Smithfield Foods, Inc.	70,500	876,315
The J.M. Smucker Co.	59,600	2,399,496

		8,677,092
Household Products 0.9%
Energizer Holdings, Inc.	42,700	2,231,502
Energy 7.8%
Energy Equipment & Services 2.8%
Atwood Oceanics, Inc.	103,700	2,743,902
Global Industries Ltd.	174,000	1,218,000
Hercules Offshore, Inc.	53,800	249,632
Smith International, Inc.	89,400	2,609,586

		6,821,120
Oil, Gas & Consumable Fuels 5.0%
Cabot Oil & Gas Corp.	82,800	2,908,764
Denbury Resources, Inc.	133,000	2,286,270

Noble Energy, Inc.	23,600	1,403,728
Petrohawk Energy Corp.	114,500	2,885,400
Range Resources Corp.	56,900	2,606,589

		12,090,751
Financials 6.5%
Capital Markets 0.5%
Lazard Ltd. "A"	47,300	1,337,644
Commercial Banks 3.1%
City National Corp.	19,500	713,115
Cullen/Frost Bankers, Inc.	33,200	1,625,140
TCF Financial Corp.	145,700	2,092,252
US Bancorp.	159,700	3,066,240

		7,496,747
Consumer Finance 1.0%
American Express Co.	93,400	2,320,990
Diversified Financial Services 1.1%
Moody's Corp.	101,100	2,769,129
Insurance 0.6%
Aflac, Inc.	25,400	901,700
Torchmark Corp.	12,500	502,000

		1,403,700
Real Estate Investment Trusts 0.2%
Developers Diversified Realty Corp. (REIT)	85,700	420,787
Health Care 13.0%
Biotechnology 3.8%
Amylin Pharmaceuticals, Inc.	206,000	2,331,920
BioMarin Pharmaceutical, Inc.	177,400	2,480,052
Celgene Corp.	55,800	2,356,992
Cephalon, Inc.	33,900	1,976,709

		9,145,673
Health Care Equipment & Supplies 5.1%
DENTSPLY International, Inc.	51,200	1,498,112
Hill-Rom Holdings, Inc.	25,500	412,080
Hologic, Inc.	123,700	1,567,279
Inverness Medical Innovations, Inc.	76,400	2,485,292
Kinetic Concepts, Inc.	99,900	2,590,407
Teleflex, Inc.	23,500	1,053,975
The Cooper Companies, Inc.	9,200	243,892
Zimmer Holdings, Inc.	57,800	2,574,990

		12,426,027
Health Care Providers & Services 1.5%
Health Net, Inc.	163,400	2,447,732
VCA Antech, Inc.	50,700	1,230,489

		3,678,221
Health Care Technology 0.3%
Hlth Corp.	64,900	765,171
Life Sciences Tools & Services 2.2%
Covance, Inc.	57,600	2,420,352
Life Technologies Corp.	73,400	2,846,452

		5,266,804

Pharmaceuticals 0.1%
Allergan, Inc.	3,500	154,455
Industrials 15.7%
Aerospace & Defense 1.2%
BE Aerospace, Inc.	6,600	98,208
Boeing Co.	60,600	2,717,910

		2,816,118
Airlines 3.2%
AMR Corp.	637,100	2,835,095
Continental Airlines, Inc. "B"	232,700	2,168,764
Delta Air Lines, Inc.	95,700	556,017
Southwest Airlines Co.	336,600	2,268,684

		7,828,560
Commercial Services & Supplies 2.3%
Copart, Inc.	10,400	319,176
Corrections Corp. of America	160,200	2,459,070
Republic Services, Inc.	127,200	2,898,888

		5,677,134
Electrical Equipment 0.9%
AMETEK, Inc.	72,500	2,280,125
SunPower Corp. "B"	1	26

		2,280,151
Industrial Conglomerates 1.3%
McDermott International, Inc.	146,000	3,207,620
Machinery 4.8%
Caterpillar, Inc.	72,000	2,553,120
Deere & Co.	67,100	2,916,837
Ingersoll-Rand Co., Ltd. "A"	36,700	742,441
PACCAR, Inc.	81,900	2,444,715
Valmont Industries, Inc.	41,700	2,861,037

		11,518,150
Professional Services 1.4%
FTI Consulting, Inc.	30,300	1,521,666
Monster Worldwide, Inc.	158,400	1,850,112

		3,371,778
Road & Rail 0.6%
Landstar System, Inc.	37,100	1,409,800
Information Technology 14.3%
Communications Equipment 3.8%
Brocade Communications Systems, Inc.	375,800	2,758,372
Ciena Corp.	160,800	1,768,800
Corning, Inc.	119,300	1,753,710
Juniper Networks, Inc.	22,100	546,533
Motorola, Inc.	397,800	2,410,668

		9,238,083
Internet Software & Services 1.0%
Yahoo!, Inc.	150,300	2,380,752
IT Services 0.5%
Fiserv, Inc.	700	29,652
Visa, Inc. "A"	17,800	1,205,238

		1,234,890
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.	512,800	2,328,112

KLA-Tencor Corp.	24,700	666,900
Lam Research Corp.	62,500	1,636,875
Microchip Technology, Inc.	99,300	2,141,901
National Semiconductor Corp.	5,400	74,952
NVIDIA Corp.	249,600	2,603,328
Rambus, Inc.	220,600	2,856,770

		12,308,838
Software 3.9%
Activision Blizzard, Inc.	214,600	2,592,368
ANSYS, Inc.	87,600	2,615,736
Cadence Design Systems, Inc.	420,400	2,375,260
Novell, Inc.	107,000	445,120
Nuance Communications, Inc.	116,000	1,438,400

		9,466,884
Materials 6.5%
Chemicals 0.9%
Intrepid Potash, Inc.	68,800	2,242,880
Construction Materials 1.1%
Eagle Materials, Inc.	107,800	2,651,880
Containers & Packaging 0.5%
Greif, Inc. "A"	25,600	1,236,992
Metals & Mining 2.9%
Alcoa, Inc.	167,000	1,539,740
Nucor Corp.	58,100	2,551,171
Southern Copper Corp.	140,800	2,946,944

		7,037,855
Paper & Forest Products 1.1%
Weyerhaeuser Co.	80,900	2,716,622
Telecommunication Services 2.6%
Wireless Telecommunication Services
Crown Castle International Corp.	39,800	965,548
Leap Wireless International, Inc.	3,500	131,215
MetroPCS Communications, Inc.	149,900	2,567,787
SBA Communications Corp. "A"	98,700	2,523,759

		6,188,309
Utilities 0.1%
Gas Utilities
EQT Corp.	5,400	201,150

Total Common Stocks Sold Short (Proceeds $197,964,545)		231,064,304

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities	Investments Sold Short, at Value
Level 1	$ 232,254,268	$ 231,064,304
Level 2	19,482,840	-
Level 3	-	-
Total	$ 251,737,108	$ 231,064,304

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 20, 2009